Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 178,056	$ 187,379	$ 200,460
Gains (Losses) included in earnings	(11,778)	(16,825)	(36,480)
Gains (losses) included in OCI	(40)	66	(18)
Issuances			0
Purchases	20,191	29,949	39,113
Sales	(902)	(12,011)	(12,746)
Settlements	(4,754)	(5,291)	(2,950)
Transfers into Level 3	0	2,405	0
Transfers out of Level 3	0	(7,616)	0
Ending Balance	180,773	178,056	187,379
Changes in unrealized gains (losses) relating to assets still held at reporting date	15,193	7,655	(19,350)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(112,002)	(99,762)	(92,994)
Gains (Losses) included in earnings	(16,297)	(12,600)	(6,080)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		0	(688)
Purchases	0	0	0
Sales	0	0	0
Settlements	0	360	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(128,299)	(112,002)	(99,762)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(16,297)	(13,347)	(6,380)
Other Liabilities Member | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(112,002)	(99,762)	(92,994)
Gains (Losses) included in earnings	(16,297)	(12,600)	(6,080)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		0	(688)
Purchases	0	0	0
Sales	0	0	0
Settlements	0	360	0
Transfer into Level 3	0	0	0
Transfer out of Level 3		0	0
Ending Balance	(128,299)	(112,002)	(99,762)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(16,297)	(13,347)	(6,380)
Available For Sale Securities Member | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	7,070	7,435	7,759
Gains (Losses) included in earnings	(7)	(6)	(7)
Gains (losses) included in OCI	(40)	66	(18)
Issuances			0
Purchases	0	0	0
Sales	0	0	0
Settlements	(500)	(425)	(299)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	6,523	7,070	7,435
Changes in unrealized gains (losses) relating to assets still held at reporting date	0	0	0
Trading Account Assets[Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	11,817	21,777	20,238
Gains (Losses) included in earnings	(39)	680	108
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	859	6,499	13,395
Sales	(100)	(9,824)	(9,956)
Settlements	(2,738)	(2,104)	(2,008)
Transfers into Level 3	0	2,405	0
Transfers out of Level 3	0	(7,616)	0
Ending Balance	9,799	11,817	21,777
Changes in unrealized gains (losses) relating to assets still held at reporting date	159	(165)	133
Trading Account Assets[Member] | Collateralized Mortgage Obligations Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	2,499	2,808	2,746
Gains (Losses) included in earnings	(18)	30	21
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	25	608	752
Sales	(802)	(250)	(341)
Settlements	(281)	(697)	(370)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	1,423	2,499	2,808
Changes in unrealized gains (losses) relating to assets still held at reporting date	(4)	23	7
Trading Account Assets[Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	2,240	4,036	2,810
Gains (Losses) included in earnings	(311)	(123)	459
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	0	2,116	3,263
Sales	0	(1,834)	(2,449)
Settlements	0	(1,955)	(47)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	1,929	2,240	4,036
Changes in unrealized gains (losses) relating to assets still held at reporting date	14	(333)	698
Mortgage Servicing Rights Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	154,430	151,323	166,907
Gains (Losses) included in earnings	(11,403)	(17,406)	(37,061)
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	19,307	20,726	21,703
Sales	0	(103)	0
Settlements	(1,235)	(110)	(226)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	161,099	154,430	151,323
Changes in unrealized gains (losses) relating to assets still held at reporting date	15,024	8,130	(20,188)
Mortgage Servicing Rights Member | Other Liabilities Member
Liabilities, Fair Value Disclosure [Abstract]
Transfer out of Level 3	$ 0